Income tax - Reconciliation of income tax charge and the profit (loss) before tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income tax
(Loss)/profit before tax	$ (71,000,000)	$ 256,000,000	$ (188,000,000)
(Loss)/profit before tax multiplied by the standard rate of Luxembourg corporation tax: 24.94%	(18,000,000)	64,000,000	(47,000,000)
Tax losses for which no deferred income tax asset was recognized	25,000,000	14,000,000	3,000,000
Remeasurement of deferred taxes			9,000,000
Adjustment in respect of prior years	(25,000,000)	1,000,000	1,000,000
Income subject to state and other local income taxes	6,000,000	8,000,000	9,000,000
Income taxed at rates other than standard tax rates	(13,000,000)	(59,000,000)	11,000,000
Non-deductible items	5,000,000	3,000,000	39,000,000
Other	(1,000,000)	(12,000,000)	(3,000,000)
Income tax (credit)/charge	$ (21,000,000)	19,000,000	22,000,000
Tax rate	24.94%
Tax credits in respect of exceptional items	$ 14,000,000	$ 17,000,000	$ 17,000,000
Tax Credits	$ 29,000,000